Economic Hedges (Detail) - Economic Hedge - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Gains recorded in net earnings	$ 28	$ 14	$ 36
Commodity Contracts | Cost of Sales
Derivative [Line Items]
Gains recorded in net earnings	26	14	36
Foreign Exchange Contracts | Selling, General and Administrative Expenses
Derivative [Line Items]
Gains recorded in net earnings	$ 2	$ 0	$ 0